Investment in Notes from Associates - Schedule of Investments in Notes from Associates (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of associates [Line Items]
Balance at beginning of period	$ 479,146
Gain (loss) on change in fair value		$ (5,945)	$ (27,230)
Balance at end of period	269,775		$ 479,146
Note receivable
Disclosure of associates [Line Items]
Gain (loss) on change in fair value	11,612
Balance at end of period	$ 16,212